Pledged Assets, Collateral Type and Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 29,783	$ 52,182
Securities lending arrangements	5,260	5,440
Total repurchases and securities lending	35,043	57,622
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	16,452	36,946
Securities lending arrangements	4,810	4,690
Total repurchases and securities lending	21,262	41,636
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,570	5,251
Securities lending arrangements	0	400
Total repurchases and securities lending	3,570	5,651
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4,276	5,100
Securities lending arrangements	0	350
Total repurchases and securities lending	4,276	5,450
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,485	4,885
Securities lending arrangements	450	0
Total repurchases and securities lending	5,935	4,885
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	14,956	22,922
Securities lending arrangements	33	64
Securities of U.S. states and political subdivisions [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1	4
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,432	15,353
Securities lending arrangements	17	23
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	809	1,069
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	8,899	9,944
Securities lending arrangements	80	79
Asset-backed securities index [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	358	1,054
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	919	1,500
Securities lending arrangements	5,050	5,189
Other [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	409	336
Securities lending arrangements	$ 80	$ 85